Financial Assets and Liabilities - Summary of Sector financial asset and liability (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period		R$ (324,162)
Cost of gas	[1]	228,153	201,346
Tax credits	[2]	(542,962)	(565,911)
Interest	[3]	(243,711)	13,458
Other revenue	[4]	68,709	26,945
Net sector financial asset (liability) at end of period		R$ (813,973)	(324,162)
Cost of gas classified in current assets (as a percent)		100.00%
Sectorial assets
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period		R$ 241,749
Cost of gas	[1]	228,153	201,346
Tax credits	[2]
Interest	[3]	19,699	13,458
Other revenue	[4]	68,709	26,945
Net sector financial asset (liability) at end of period		558,310	241,749
Sectorial liabilities
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period		(565,911)
Cost of gas	[1]
Tax credits	[2]	(542,962)	(565,911)
Interest	[3]	(263,410)
Other revenue	[4]
Net sector financial asset (liability) at end of period		R$ (1,372,283)	R$ (565,911)

[1]	Refers to the cost of gas purchased higher than that contained in the tariffs, 100% classified in current assets, since ARSESP's resolution provides for tariff recovery on a quarterly basis for the industrial segment, which is a substantial part of the volume of gas distributed by the subsidiary Comgás.
[2]	Exclusion of the ICMS from the PIS and COFINS calculation basis.
[3]	Reflect increases in the cost of gas and its transportation cost in accordance with existing gas purchase contracts.
[4]	Corresponding to inflation as measured by the General Market Price Index (Índice Geral de Preços – Mercado), or “IGP-M,” for the residential and commercial segments.